Document and Entity Information Document (USD $)	6 Months Ended
	Jun. 30, 2013	Oct. 14, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	IZEA, INC.
Entity Central Index Key	0001495231
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Document Type	S-1/A
Document Period End Date	Jun. 30, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2
Amendment Flag	false
Entity Common Stock, Shares Outstanding		22,389,331
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float	$ 1,506,252